Note 3 - Spin-Off (June 30, 2011)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Business Combination Disclosure [Text Block]
Note 3 – Spin-Off

On April 16, 2010, the Company, formerly a wholly-owned subsidiary of Ante4, Inc., was spun-off. As a result, on June 14, 2010 the Company distributed a total of 21,292,333 shares to holders of record of Ante4, Inc. as of the close of trading on April 15, 2010 on a 1:1 basis.

The following table summarizes the fair value of assets acquired and liabilities assumed:

Assets acquired
Cash	$258,712
Accounts receivable	33,708
Investment in debt securities and related put rights	3,708,363
Contingent consideration receivable	7,532,985
Property and Equipment	15,706
Less: accumulated depreciation and depletion	(11,620)
Total assets acquired	11,537,854
Liabilities assumed
Accounts payable	449,164
Royalties payable	415,000
Line of credit	2,437,336
Notes payable	500,000
Deferred tax liability	3,144,400
Total fair value of assets, net of liabilities assumed	$4,591,954

Note 2 – Spin-Off

On April 16, 2010, the Company, formerly a wholly-owned subsidiary of Ante4, Inc., was spun-off. As a result, on June 14, 2010 the Company distributed a total of 21,292,333 shares to holders of record of Ante4, Inc. as of the close of trading on April 15, 2010 on a 1:1 basis.

The following table summarizes the fair value of assets acquired and liabilities assumed:

Assets acquired
Cash	$258,712
Accounts receivable	33,708
Investment in debt securities and related put rights	3,708,363
Contingent consideration receivable	7,532,985
Property and Equipment	15,706
Less: accumulated depreciation and depletion	(11,620)
Total assets acquired	11,537,854
Liabilities assumed
Accounts payable	449,164
Royalties payable	415,000
Line of credit	2,437,336
Notes payable	500,000
Deferred tax liability	3,144,400
Total liabilities acquired	6,945,900
Total fair value of assets and liabilities acquired	$4,591,954

Subsequent to the spin-off the Company received proceeds, and incurred additional costs, that were not disclosed prior to the spin-off, and as such, were not included in the distribution listed above.  These net costs totaled $230,747 as of December 31, 2010.